SUPPLEMENTAL DISCLOSURES BY GEOGRAPHIC LOCATION AND PRODUCT LINE - Geographic Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue	$ 1,531,469	$ 1,213,028	$ 1,158,519
Property, plant and equipment	459,356	415,214
Goodwill	151,834	132,894
Intangible assets	138,725	124,274
Other assets	16,549	13,310
Canada
Disclosure of geographical areas [line items]
Revenue	151,949	119,287	104,842
Property, plant and equipment	31,473	34,984
Goodwill	12,289	12,309
Intangible assets	15,326	13,167
Other assets	149	165
Germany
Disclosure of geographical areas [line items]
Revenue	37,615	25,387	26,082
Goodwill	8,629	0
Hong Kong
Disclosure of geographical areas [line items]
Goodwill	10,781	0
Intangible assets	21,128	0
India
Disclosure of geographical areas [line items]
Property, plant and equipment	58,301	54,518
Goodwill	26,455	26,905
Intangible assets	9,482	12,389
Other assets	312	192
Portugal
Disclosure of geographical areas [line items]
Property, plant and equipment	27,398	24,720
Other assets	33	34
United Kingdom
Disclosure of geographical areas [line items]
Property, plant and equipment	11,801	0
Intangible assets	790	0
United States
Disclosure of geographical areas [line items]
Revenue	1,206,868	966,729	923,239
Property, plant and equipment	329,682	300,950
Goodwill	93,680	93,680
Intangible assets	91,999	98,718
Other assets	16,055	12,919
Other
Disclosure of geographical areas [line items]
Revenue	135,037	101,625	$ 104,356
Property, plant and equipment	$ 701	$ 42